INTANGIBLES AND OTHER ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles and Other Assets
Intangibles and other assets consist of the following:

	VERSO PAPER		VERSO HOLDINGS
	March 31,	December 31,	March 31,	December 31,
(Dollars in thousands)	2014	2013	2014	2013
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $8.3 million on March 31, 2014, and $8.2 million on December 31, 2013	$4,970	$5,120	$4,970	$5,120
Patents, net of accumulated amortization of $0.9 million on March 31, 2014, and on December 31, 2013	268	296	268	296
Total amortizable intangible assets	5,238	5,416	5,238	5,416
Unamortizable intangible assets:
Trademarks	16,180	16,180	16,180	16,180
Other assets:
Financing costs, net of accumulated amortization of $15.0 million on March 31, 2014, and $13.6 million on December 31, 2013	27,368	28,761	27,368	28,761
Deferred major repair	12,254	16,218	12,254	16,218
Replacement parts, net	3,282	3,465	3,282	3,465
Loan to affiliate	—	—	23,305	23,305
Restricted cash	2,612	4,946	2,612	4,946
Other	8,160	6,469	8,160	6,469
Total other assets	53,676	59,859	76,981	83,164
Intangibles and other assets	$75,094	$81,455	$98,399	$104,760

Intangibles and other assets consist of the following:

	VERSO PAPER		VERSO HOLDINGS
	December 31,		December 31,
(Dollars in thousands)	2013	2012	2013	2012
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $8.2 million on December 31, 2013, and $7.5 million on December 31, 2012	$5,120	$5,820	$5,120	$5,820
Patents, net of accumulated amortization of $0.9 million on December 31, 2013, and $0.7 million on December 31, 2012	296	411	296	411
Total amortizable intangible assets	5,416	6,231	5,416	6,231
Unamortizable intangible assets:
Trademarks	16,180	17,780	16,180	17,780
Other assets:
Financing costs, net of accumulated amortization of $13.6 million on December 31, 2013, and $8.2 million on December 31, 2012	28,761	33,909	28,761	33,909
Deferred major repair	16,218	17,473	16,218	17,473
Replacement parts, net	3,465	3,679	3,465	3,679
Loan to affiliate	—	—	23,305	23,305
Restricted cash	4,946	3,454	4,946	3,454
Other	6,469	10,601	6,469	10,601
Total other assets	59,859	69,116	83,164	92,421
Intangibles and other assets	$81,455	$93,127	$104,760	$116,432

Estimated Future Amortization Expense for Intangible Assets Over Next Five Years	The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2014	$536
2015	615
2016	567
2017	400
2018	300
The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2014	$715
2015	615
2016	567
2017	400
2018	300